Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Income Tax Text Block Abstract
Statutory income tax rate	27.00%	27.00%	27.00%
Statutory corporate tax percentage	23.00%	23.00%	23.00%
Non-capital losses carried forward. (in Dollars)	$ 8,785,000
Non capital losses carried forward approximately (in Dollars)	$ 2,253,000